ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
July 24, 2014	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I
File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (formerly Managers Trust I) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on July 10, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14- 265490), to the Prospectus for AMG Managers Brandywine Advisors Mid Cap Growth Fund (formerly Brandywine Advisors Midcap Growth Fund) dated November 25, 2013, as revised July 9, 2014, and the Prospectus for AMG Managers Brandywine Fund (formerly Brandywine Fund) and AMG Managers Brandywine Blue Fund (formerly Brandywine Blue Fund) dated November 25, 2013, as revised July 9, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith